INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 64,800	$ 64,800	$ 64,800
Less: accumulated amortization	(38,013)	(32,273)	(20,793)
Total intangible assets, net	26,787	32,527	44,007
Internet Domain Names [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	14,800	14,800	14,800
Computer Software, Intangible Asset [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 50,000	$ 50,000	$ 50,000